S-K 1602(c) Dilution	Aug. 18, 2025 USD ($) $ / shares shares
No exercise of over-allotment option [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.16)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	11.16
No exercise of over-allotment option [Member] | Public Shareholders [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.13)
Exercise of over-allotment option in full [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.11)
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	11.11
Exercise of over-allotment option in full [Member] | Public Shareholders [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (1.09)
Without Over- allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value	$ (5,776,520)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,000,000
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	(750,000)
Without Over- allotment [Member] | Net tangible book deficit before this offering [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (178,520)
Without Over- allotment [Member] | Net proceeds from this offering and sale of the private placement warrants [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	150,500,000
Without Over- allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	190,000
Without Over- allotment [Member] | Less: Over-allotment liability [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(288,000)
Without Over- allotment [Member] | Less: Deferred underwriting commissions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,000,000)
Without Over- allotment [Member] | Less: Proceeds held in trust subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (150,000,000)
Without Over- allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,750,000
Without Over- allotment [Member] | Class A ordinary shares included in the units offered [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	15,000,000
Without Over- allotment [Member] | Less: Ordinary shares subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(15,000,000)
With Over- allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value	$ (6,388,520)
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares
With Over- allotment [Member] | Net tangible book deficit before this offering [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (178,520)
With Over- allotment [Member] | Net proceeds from this offering and sale of the private placement warrants [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	173,000,000
With Over- allotment [Member] | Plus: Offering costs paid in advance, excluded from tangible book value before this offering [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	190,000
With Over- allotment [Member] | Less: Over-allotment liability [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted
With Over- allotment [Member] | Less: Deferred underwriting commissions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	(6,900,000)
With Over- allotment [Member] | Less: Proceeds held in trust subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted	$ (172,500,000)
With Over- allotment [Member] | Class B ordinary shares outstanding prior to this offering [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,750,000
With Over- allotment [Member] | Class A ordinary shares included in the units offered [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,250,000
With Over- allotment [Member] | Less: Ordinary shares subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	(17,250,000)